Net Income Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
10.	Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Basic and diluted income per share
Numerator:
Net income for the year attributable to the Company’s ordinary shareholders	692,042	139,895	177,974
- Continuing operations	6,060	1,613	12,050
- Discontinued operations	685,982	138,282	165,924

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating income per share
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Net income of Basic and diluted income per share	HK$53.49	HK$10.81	HK$13.75
- Continuing operations	HK$0.47	HK$0.12	HK$0.93
- Discontinued operations	HK$53.02	HK$10.69	HK$12.82